Estimated Fair Value of Financial Instruments (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Estimated Fair Value of Financial Instruments

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of the Company’s financial instruments, consisting of accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of such instruments.  Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial statements.